NET REVENUES (Tables)	12 Months Ended
Mar. 31, 2017
NET REVENUES
Schedule of net revenues

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Testing services	319,055,019	384,799,721	430,056,696
Online education services	5,710,827	4,896,879	7,462,036
Other revenue	25,391,978	27,443,369	34,866,984

Net revenues	350,157,824	417,139,969	472,385,716